LEASES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2023
Offices and car leases [Member]
Ifrs Statement [Line Items]
Original lease maturity periods	period of 6 years (which included a three-years extension through December 2024)	additional period of 6 years through December 2030
Leasehold [Member]
Ifrs Statement [Line Items]
Weighted average incremental borrowing rate		8.35%	9.22%
Cash outflow for leases		$ 968	$ 951
Leasehold [Member] | Bottom of range [member]
Ifrs Statement [Line Items]
Lease period		5 years
Leasehold [Member] | Top of range [member]
Ifrs Statement [Line Items]
Lease period		7 years
Vehicles [member]
Ifrs Statement [Line Items]
Original lease maturity periods		The lease terms are typically for three-year periods
Vehicles [member] | Top of range [member]
Ifrs Statement [Line Items]
Lease term excluding extension period		3 years